FIRST AMERICAN FUNDS TRUST

Institutional Prime Obligations Fund

Prospectus Supplement dated July 19, 2024

This information supplements the First American Money Market Funds—Class T Shares prospectus dated December 22, 2023, as previously supplemented on April 1, 2024 (the “Prospectus”). Please retain this supplement for future reference.

In July 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”). Among other requirements, the Amendments will require institutional prime and institutional tax-exempt money market funds, including First American Institutional Prime Obligations Fund (the “fund”), to impose a mandatory liquidity fee when such funds experience daily net redemptions that exceed 5% of net assets based on net redemption information available within a reasonable period after the last computation of each such fund’s net asset value on a particular day. Funds subject to the mandatory liquidity fee will not be required to apply such fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.

The mandatory liquidity fee requirement will become effective on October 2, 2024 (the “Compliance Date”). In calculating the amount of the mandatory liquidity fee under Rule 2a-7, the fee amount must be based on a good faith estimate, supported by data available, of the costs the fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions. The calculation must factor in the spread costs and market impacts for each portfolio security, as described further in this supplement. A fund may assume a market impact of zero for its daily and weekly liquid assets.

Fund to Invest Solely in Daily or Weekly Liquid Assets

In consideration of the mandatory liquidity fee requirement, the fund intends to transition its portfolio to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7. Between the date of this supplement and the Compliance Date, the fund will increasingly transition its portfolio to securities that are considered daily or weekly liquid assets, so that the portfolio will be invested solely in such securities on or prior to the Compliance Date.

Fund Subject to Discretionary and Mandatory Liquidity Fee Requirements

As noted in the prospectus supplement dated April 1, 2024, under authority delegated to the adviser by the fund’s board of trustees, the adviser is also permitted to impose a liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee (the “discretionary liquidity fee”). While the fund will be subject to the new mandatory liquidity fee requirement, to the extent the fund invests solely in securities that are considered daily or weekly liquid assets as intended, the market impact factor to be used in the calculation of the amount of the mandatory liquidity fee will be zero and, therefore, no liquidity fee will be required to be assessed. See “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees,” included in this supplement, for more information on the discretionary and mandatory liquidity fees.

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Fund Will Have a Single Net Asset Value Calculation Time

Additionally, effective September 3, 2024, the fund will calculate the net asset value (NAV) per share of each share class of the fund at 2:00 p.m. Central time on each business day that the fund is open. As of this date, the fund will no longer calculate its NAV per share at 8:00 a.m. Central time or 11:00 a.m. Central time.

As a result of the above-described changes, shareholders are advised of the following updates to the Prospectus:

Effective October 2, 2024, the following will replace the section under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Investment Strategies” on page 6 of the Prospectus and will replace all but the last paragraph under the heading “More About the Funds—Principal Investment Strategies—Institutional Prime Obligations Fund” on pages 30-31 of the Prospectus:

Principal Investment Strategies

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it is determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Risks” on page 7 of the Prospectus:

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

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Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “More About the Funds—Description of Principal Investment Risks” on page 37 of the Prospectus:

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, a discretionary liquidity fee may be assessed and, additionally for Institutional Prime Obligations Fund, a mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Effective September 3, 2024, the following will replace the second paragraph under the heading “Shareholder Information—Pricing of Fund Shares—Institutional Prime Obligations Fund” on page 42 of the Prospectus:

The NAV per share of each share class of the fund is calculated at 2:00 p.m. Central time (each an “NAV calculation time”) on each business day that the fund is open. If a purchase order is received on a business day by 2:00 p.m. Central time and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after 2:00 p.m. Central time, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by 2:00 p.m. Central time but an anticipated wire payment is not received by the fund by the close of the Federal Reserve wire transfer system that same day (normally, 5:00 p.m. Central time), your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, or by the fund’s transfer agent or custodian.

Effective September 3, 2024, the following will replace the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Calculating Net Asset Value” on page 45 of the Prospectus:

The funds generally calculate their NAV per share as of the times specified in the table below on each business day that the funds are open, except that the NAV for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Treasury Obligations Funds is generally calculated at 1:00 p.m. Central time on days on which the bond markets have an “Early Close” (typically on the business day preceding a Federal holiday). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be received in order to receive the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Institutional Prime Obligations Fund	2:00 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	12:30 p.m. Central time

Effective October 2, 2024, the following will replace the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees” on pages 47-48 of the Prospectus:

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the funds’ board of trustees, the adviser is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if it determines it is in the best

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interests of the fund to impose a liquidity fee. A discretionary liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Such fees may be terminated at any time in the discretion of the adviser. The adviser generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress.

Effective October 2, 2024, pursuant to Rule 2a-7, Institutional Prime Obligations Fund is required to impose a mandatory liquidity fee if the fund experiences daily net redemptions that exceed 5% of net assets based on net redemption information available within a reasonable period after the last computation of the fund’s net asset value on a particular day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data available, of the costs the fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the board or its delegate, the fund must impose a default liquidity fee of 1% of the value of shares redeemed. The fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed. Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means. The imposition of a liquidity fee will also be reported by the fund to the SEC on Form N-MFP.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

FAF-MM-PROT1

FIRST AMERICAN FUNDS TRUST

Institutional Prime Obligations Fund

Prospectus Supplement dated July 19, 2024

This information supplements the First American Money Market Funds—Class V Shares prospectus dated December 22, 2023, as previously supplemented on April 1, 2024 (the “Prospectus”). Please retain this supplement for future reference.

In July 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”). Among other requirements, the Amendments will require institutional prime and institutional tax-exempt money market funds, including First American Institutional Prime Obligations Fund (the “fund”), to impose a mandatory liquidity fee when such funds experience daily net redemptions that exceed 5% of net assets based on net redemption information available within a reasonable period after the last computation of each such fund’s net asset value on a particular day. Funds subject to the mandatory liquidity fee will not be required to apply such fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.

The mandatory liquidity fee requirement will become effective on October 2, 2024 (the “Compliance Date”). In calculating the amount of the mandatory liquidity fee under Rule 2a-7, the fee amount must be based on a good faith estimate, supported by data available, of the costs the fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions. The calculation must factor in the spread costs and market impacts for each portfolio security, as described further in this supplement. A fund may assume a market impact of zero for its daily and weekly liquid assets.

Fund to Invest Solely in Daily or Weekly Liquid Assets

In consideration of the mandatory liquidity fee requirement, the fund intends to transition its portfolio to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7. Between the date of this supplement and the Compliance Date, the fund will increasingly transition its portfolio to securities that are considered daily or weekly liquid assets, so that the portfolio will be invested solely in such securities on or prior to the Compliance Date.

Fund Subject to Discretionary and Mandatory Liquidity Fee Requirements

As noted in the prospectus supplement dated April 1, 2024, under authority delegated to the adviser by the fund’s board of trustees, the adviser is also permitted to impose a liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee (the “discretionary liquidity fee”). While the fund will be subject to the new mandatory liquidity fee requirement, to the extent the fund invests solely in securities that are considered daily or weekly liquid assets as intended, the market impact factor to be used in the calculation of the amount of the mandatory liquidity fee will be zero and, therefore, no liquidity fee will be required to be assessed. See “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees,” included in this supplement, for more information on the discretionary and mandatory liquidity fees.

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Fund Will Have a Single Net Asset Value Calculation Time

Additionally, effective September 3, 2024, the fund will calculate the net asset value (NAV) per share of each share class of the fund at 2:00 p.m. Central time on each business day that the fund is open. As of this date, the fund will no longer calculate its NAV per share at 8:00 a.m. Central time or 11:00 a.m. Central time.

As a result of the above-described changes, shareholders are advised of the following updates to the Prospectus:

Effective October 2, 2024, the following will replace the section under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Investment Strategies” on page 6 of the Prospectus and will replace all but the last paragraph under the heading “More About the Funds—Principal Investment Strategies—Institutional Prime Obligations Fund” on pages 30-31 of the Prospectus:

Principal Investment Strategies

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it is determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Risks” on page 7 of the Prospectus:

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

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Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “More About the Funds—Description of Principal Investment Risks” on page 37 of the Prospectus:

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, a discretionary liquidity fee may be assessed and, additionally for Institutional Prime Obligations Fund, a mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Effective September 3, 2024, the following will replace the second paragraph under the heading “Shareholder Information—Pricing of Fund Shares—Institutional Prime Obligations Fund” on page 42 of the Prospectus:

The NAV per share of each share class of the fund is calculated at 2:00 p.m. Central time (each an “NAV calculation time”) on each business day that the fund is open. If a purchase order is received on a business day by 2:00 p.m. Central time and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after 2:00 p.m. Central time, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by 2:00 p.m. Central time but an anticipated wire payment is not received by the fund by the close of the Federal Reserve wire transfer system that same day (normally, 5:00 p.m. Central time), your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, or by the fund’s transfer agent or custodian.

Effective September 3, 2024, the following will replace the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Calculating Net Asset Value” on page 46 of the Prospectus:

The funds generally calculate their NAV per share as of the times specified in the table below on each business day that the funds are open, except that the NAV for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Treasury Obligations Funds is generally calculated at 1:00 p.m. Central time on days on which the bond markets have an “Early Close” (typically on the business day preceding a Federal holiday). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be received in order to receive the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Institutional Prime Obligations Fund	2:00 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	12:30 p.m. Central time

Effective October 2, 2024, the following will replace the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees” on pages 47-48 of the Prospectus:

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the funds’ board of trustees, the adviser is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if it determines it is in the best

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interests of the fund to impose a liquidity fee. A discretionary liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Such fees may be terminated at any time in the discretion of the adviser. The adviser generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress.

Effective October 2, 2024, pursuant to Rule 2a-7, Institutional Prime Obligations Fund is required to impose a mandatory liquidity fee if the fund experiences daily net redemptions that exceed 5% of net assets based on net redemption information available within a reasonable period after the last computation of the fund’s net asset value on a particular day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data available, of the costs the fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the board or its delegate, the fund must impose a default liquidity fee of 1% of the value of shares redeemed. The fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed. Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means. The imposition of a liquidity fee will also be reported by the fund to the SEC on Form N-MFP.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

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FIRST AMERICAN FUNDS TRUST

Institutional Prime Obligations Fund

Prospectus Supplement dated July 19, 2024

This information supplements the First American Money Market Funds—Class Y Shares prospectus dated December 22, 2023, as previously supplemented on April 1, 2024 (the “Prospectus”). Please retain this supplement for future reference.

In July 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”). Among other requirements, the Amendments will require institutional prime and institutional tax-exempt money market funds, including First American Institutional Prime Obligations Fund (the “fund”), to impose a mandatory liquidity fee when such funds experience daily net redemptions that exceed 5% of net assets based on net redemption information available within a reasonable period after the last computation of each such fund’s net asset value on a particular day. Funds subject to the mandatory liquidity fee will not be required to apply such fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.

The mandatory liquidity fee requirement will become effective on October 2, 2024 (the “Compliance Date”). In calculating the amount of the mandatory liquidity fee under Rule 2a-7, the fee amount must be based on a good faith estimate, supported by data available, of the costs the fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions. The calculation must factor in the spread costs and market impacts for each portfolio security, as described further in this supplement. A fund may assume a market impact of zero for its daily and weekly liquid assets.

Fund to Invest Solely in Daily or Weekly Liquid Assets

In consideration of the mandatory liquidity fee requirement, the fund intends to transition its portfolio to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7. Between the date of this supplement and the Compliance Date, the fund will increasingly transition its portfolio to securities that are considered daily or weekly liquid assets, so that the portfolio will be invested solely in such securities on or prior to the Compliance Date.

Fund Subject to Discretionary and Mandatory Liquidity Fee Requirements

As noted in the prospectus supplement dated April 1, 2024, under authority delegated to the adviser by the fund’s board of trustees, the adviser is also permitted to impose a liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee (the “discretionary liquidity fee”). While the fund will be subject to the new mandatory liquidity fee requirement, to the extent the fund invests solely in securities that are considered daily or weekly liquid assets as intended, the market impact factor to be used in the calculation of the amount of the mandatory liquidity fee will be zero and, therefore, no liquidity fee will be required to be assessed. See “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees,” included in this supplement, for more information on the discretionary and mandatory liquidity fees.

FAF-MM-PROY1

Fund Will Have a Single Net Asset Value Calculation Time

Additionally, effective September 3, 2024, the fund will calculate the net asset value (NAV) per share of each share class of the fund at 2:00 p.m. Central time on each business day that the fund is open. As of this date, the fund will no longer calculate its NAV per share at 8:00 a.m. Central time or 11:00 a.m. Central time.

As a result of the above-described changes, shareholders are advised of the following updates to the Prospectus:

Effective October 2, 2024, the following will replace the section under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Investment Strategies” on page 6 of the Prospectus and will replace all but the last paragraph under the heading “More About the Funds—Principal Investment Strategies—Institutional Prime Obligations Fund” on pages 30-31 of the Prospectus:

Principal Investment Strategies

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it is determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Risks” on page 7 of the Prospectus:

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

FAF-MM-PROY1

Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “More About the Funds—Description of Principal Investment Risks” on page 37 of the Prospectus:

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, a discretionary liquidity fee may be assessed and, additionally for Institutional Prime Obligations Fund, a mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Effective September 3, 2024, the following will replace the second paragraph under the heading “Shareholder Information—Pricing of Fund Shares—Institutional Prime Obligations Fund” on page 42 of the Prospectus:

The NAV per share of each share class of the fund is calculated at 2:00 p.m. Central time (each an “NAV calculation time”) on each business day that the fund is open. If a purchase order is received on a business day by 2:00 p.m. Central time and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after 2:00 p.m. Central time, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by 2:00 p.m. Central time but an anticipated wire payment is not received by the fund by the close of the Federal Reserve wire transfer system that same day (normally, 5:00 p.m. Central time), your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, or by the fund’s transfer agent or custodian.

Effective September 3, 2024, the following will replace the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Calculating Net Asset Value” on page 46 of the Prospectus:

The funds generally calculate their NAV per share as of the times specified in the table below on each business day that the funds are open, except that the NAV for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Treasury Obligations Funds is generally calculated at 1:00 p.m. Central time on days on which the bond markets have an “Early Close” (typically on the business day preceding a Federal holiday). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be received in order to receive the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Institutional Prime Obligations Fund	2:00 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	12:30 p.m. Central time

Effective October 2, 2024, the following will replace the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees” on pages 47-48 of the Prospectus:

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the funds’ board of trustees, the adviser is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if it determines it is in the best

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interests of the fund to impose a liquidity fee. A discretionary liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Such fees may be terminated at any time in the discretion of the adviser. The adviser generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress.

Effective October 2, 2024, pursuant to Rule 2a-7, Institutional Prime Obligations Fund is required to impose a mandatory liquidity fee if the fund experiences daily net redemptions that exceed 5% of net assets based on net redemption information available within a reasonable period after the last computation of the fund’s net asset value on a particular day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data available, of the costs the fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the board or its delegate, the fund must impose a default liquidity fee of 1% of the value of shares redeemed. The fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed. Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means. The imposition of a liquidity fee will also be reported by the fund to the SEC on Form N-MFP.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

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FIRST AMERICAN FUNDS TRUST

Institutional Prime Obligations Fund

Prospectus Supplement dated July 19, 2024

This information supplements the First American Money Market Funds—Class Z Shares prospectus dated December 22, 2023, as previously supplemented on April 1, 2024 (the “Prospectus”). Please retain this supplement for future reference.

In July 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”). Among other requirements, the Amendments will require institutional prime and institutional tax-exempt money market funds, including First American Institutional Prime Obligations Fund (the “fund”), to impose a mandatory liquidity fee when such funds experience daily net redemptions that exceed 5% of net assets based on net redemption information available within a reasonable period after the last computation of each such fund’s net asset value on a particular day. Funds subject to the mandatory liquidity fee will not be required to apply such fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.

The mandatory liquidity fee requirement will become effective on October 2, 2024 (the “Compliance Date”). In calculating the amount of the mandatory liquidity fee under Rule 2a-7, the fee amount must be based on a good faith estimate, supported by data available, of the costs the fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions. The calculation must factor in the spread costs and market impacts for each portfolio security, as described further in this supplement. A fund may assume a market impact of zero for its daily and weekly liquid assets.

Fund to Invest Solely in Daily or Weekly Liquid Assets

In consideration of the mandatory liquidity fee requirement, the fund intends to transition its portfolio to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7. Between the date of this supplement and the Compliance Date, the fund will increasingly transition its portfolio to securities that are considered daily or weekly liquid assets, so that the portfolio will be invested solely in such securities on or prior to the Compliance Date.

Fund Subject to Discretionary and Mandatory Liquidity Fee Requirements

As noted in the prospectus supplement dated April 1, 2024, under authority delegated to the adviser by the fund’s board of trustees, the adviser is also permitted to impose a liquidity fee on redemptions (up to 2%) if it determines it is in the best interests of the fund to impose a liquidity fee (the “discretionary liquidity fee”). While the fund will be subject to the new mandatory liquidity fee requirement, to the extent the fund invests solely in securities that are considered daily or weekly liquid assets as intended, the market impact factor to be used in the calculation of the amount of the mandatory liquidity fee will be zero and, therefore, no liquidity fee will be required to be assessed. See “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees,” included in this supplement, for more information on the discretionary and mandatory liquidity fees.

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Fund Will Have a Single Net Asset Value Calculation Time

Additionally, effective September 3, 2024, the fund will calculate the net asset value (NAV) per share of each share class of the fund at 2:00 p.m. Central time on each business day that the fund is open. As of this date, the fund will no longer calculate its NAV per share at 8:00 a.m. Central time or 11:00 a.m. Central time.

As a result of the above-described changes, shareholders are advised of the following updates to the Prospectus:

Effective October 2, 2024, the following will replace the section under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Investment Strategies” on page 6 of the Prospectus and will replace all but the last paragraph under the heading “More About the Funds—Principal Investment Strategies—Institutional Prime Obligations Fund” on pages 30-31 of the Prospectus:

Principal Investment Strategies

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations; and

●	repurchase agreements.

The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it is determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Risks” on page 7 of the Prospectus:

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

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Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “More About the Funds—Description of Principal Investment Risks” on page 37 of the Prospectus:

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, a discretionary liquidity fee may be assessed and, additionally for Institutional Prime Obligations Fund, a mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Effective September 3, 2024, the following will replace the second paragraph under the heading “Shareholder Information—Pricing of Fund Shares—Institutional Prime Obligations Fund” on page 42 of the Prospectus:

The NAV per share of each share class of the fund is calculated at 2:00 p.m. Central time (each an “NAV calculation time”) on each business day that the fund is open. If a purchase order is received on a business day by 2:00 p.m. Central time and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after 2:00 p.m. Central time, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by 2:00 p.m. Central time but an anticipated wire payment is not received by the fund by the close of the Federal Reserve wire transfer system that same day (normally, 5:00 p.m. Central time), your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, or by the fund’s transfer agent or custodian.

Effective September 3, 2024, the following will replace the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Calculating Net Asset Value” on page 46 of the Prospectus:

The funds generally calculate their NAV per share as of the times specified in the table below on each business day that the funds are open, except that the NAV for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Treasury Obligations Funds is generally calculated at 1:00 p.m. Central time on days on which the bond markets have an “Early Close” (typically on the business day preceding a Federal holiday). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be received in order to receive the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Institutional Prime Obligations Fund	2:00 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	12:30 p.m. Central time

Effective October 2, 2024, the following will replace the information provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees” on pages 47-48 of the Prospectus:

With respect to Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, under authority delegated to the adviser by the funds’ board of trustees, the adviser is permitted to impose a discretionary liquidity fee on redemptions (up to 2%) if it determines it is in the best

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interests of the fund to impose a liquidity fee. A discretionary liquidity fee may be imposed as early as the same day on which the adviser determines to impose such fee and may occur before the end of the business day. Such fees may be terminated at any time in the discretion of the adviser. The adviser generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress.

Effective October 2, 2024, pursuant to Rule 2a-7, Institutional Prime Obligations Fund is required to impose a mandatory liquidity fee if the fund experiences daily net redemptions that exceed 5% of net assets based on net redemption information available within a reasonable period after the last computation of the fund’s net asset value on a particular day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data available, of the costs the fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the board or its delegate, the fund must impose a default liquidity fee of 1% of the value of shares redeemed. The fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.

Unprocessed purchase orders that the fund received prior to notification of the imposition of a liquidity fee will be canceled unless re-confirmed. Under certain circumstances, the fund may pay redemptions without adding a liquidity fee to the redemption amount if the fund can verify that the redemption or exchange order was submitted to the fund’s agent before the fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of a fund until the fee is terminated.

The adviser generally expects that a liquidity fee would be imposed only after the fund has notified financial intermediaries and shareholders that a liquidity fee will be imposed. Announcements regarding the imposition of liquidity fees, or the termination of liquidity fees, will be available on the website of the fund (http://www.firstamericanfunds.com). In addition, the fund will make such announcements through a supplement to its prospectuses and may make such announcements through a press release or by other means. The imposition of a liquidity fee will also be reported by the fund to the SEC on Form N-MFP.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. Liquidity fees imposed by a fund will reduce the amount you will receive upon the redemption of your shares, and each fund generally expects such fees will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. Proceeds to a fund from liquidity fees may take the form of a return to shareholders as a distribution.

Financial intermediaries will be required to promptly take such actions reasonably requested by a fund, the transfer agent or the adviser to implement, modify or remove, or to assist the fund in implementing, modifying or removing, a liquidity fee established by the fund.

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